Deposits - Summary of Breakdown of Deposits (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deposits [Line Items]
Current	R$ 334,197	R$ 307,832
Non-current	172,863	155,592
Total	507,060	463,424
Interest-bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	251,882	235,248
Non-current	172,863	155,592
Total	424,745	390,840
Time deposits [Member]
Disclosure of deposits [Line Items]
Current	104,458	95,914
Non-current	172,708	155,386
Total	277,166	251,300
Interbank [member]
Disclosure of deposits [Line Items]
Current	2,866	2,469
Non-current	155	206
Total	3,021	2,675
Savings deposits [member]
Disclosure of deposits [Line Items]
Current	144,558	136,865
Total	144,558	136,865
Non-interest bearing deposits [Member]
Disclosure of deposits [Line Items]
Current	82,315	72,584
Total	82,315	72,584
Demand deposits [Member]
Disclosure of deposits [Line Items]
Current	82,306	72,581
Total	82,306	72,581
Other [Member]
Disclosure of deposits [Line Items]
Current	9	3
Total	R$ 9	R$ 3